Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share Disclosure [Line Items]
Number of common shares subject to stock-based awards that were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive	1.6	9.0	6.4